Cover	Aug. 24, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Datacentrex, Inc. (the “Company”) with the Securities and Exchange Commission on August 24, 2026 (the “Original Report”). The Original Report incorrectly reported the disclosure under Item 2.02. This Amendment is being filed solely to correct the item under which the information was reported. The disclosure is now presented under Item 8.01. No other changes have been made to the Original Report.
Document Period End Date	Aug. 24, 2026
Entity File Number	001-42388
Entity Registrant Name	DATACENTREX, INC.
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	470 W 200 N STE 18
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84103
City Area Code	(800)
Local Phone Number	403-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DTCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false